Change in Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowances for doubtful accounts
Balance, beginning of year	$ 723	$ 775	$ 1,167
Reversals charged to expense, net	(125)	(12)	(392)
Write-offs		(40)
Balance, end of year	598	723	775
Allowances for sales returns and discounts
Balance, beginning of year	1,624	1,555	1,427
Additions charged to expense, net	3,093	3,285	1,753
Actual sales return and discount	(3,285)	(3,216)	(1,625)
Balance, end of year	$ 1,432	$ 1,624	$ 1,555